Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

October 31, 2019

BCF-QTLY-1219
1.809076.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.9%
Entertainment - 3.9%
Activision Blizzard, Inc.	3,881,338	$217,471
Netflix, Inc. (a)	1,307,975	375,925
Nintendo Co. Ltd.	56,760	20,819
Nintendo Co. Ltd. ADR	194,391	9,043
Sea Ltd. ADR (a)(b)	3,574,208	106,368
Take-Two Interactive Software, Inc. (a)	252,457	30,383
The Walt Disney Co.	2,198,401	285,616
Ubisoft Entertainment SA (a)	54,900	3,242
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	9,962,399	23,611
		1,072,478
Interactive Media & Services - 12.7%
Alphabet, Inc.:
Class A (a)	1,566,418	1,971,811
Class C (a)	87,715	110,531
CarGurus, Inc. Class A (a)	626,051	21,029
Facebook, Inc. Class A (a)	6,019,861	1,153,706
Match Group, Inc. (b)	697,561	50,915
Snap, Inc. Class A (a)(b)	2,462,203	37,081
Tencent Holdings Ltd.	3,052,300	123,810
		3,468,883
Media - 0.1%
Sinclair Broadcast Group, Inc. Class A	319,041	12,711
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	736,274	60,860

TOTAL COMMUNICATION SERVICES		4,614,932

CONSUMER DISCRETIONARY - 23.0%
Auto Components - 0.0%
Lear Corp.	67,500	7,949
Automobiles - 1.7%
Ferrari NV	34,659	5,550
Tesla, Inc. (a)(b)	1,454,681	458,108
		463,658
Diversified Consumer Services - 0.0%
Afya Ltd.	444,563	12,003
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	73,479	57,178
Churchill Downs, Inc.	137,678	17,897
Eldorado Resorts, Inc. (a)	1,209,372	54,144
Kambi Group PLC (a)	621,057	10,259
MGM Mirage, Inc.	382,892	10,912
Penn National Gaming, Inc. (a)	1,397,717	29,792
Planet Fitness, Inc. (a)	976,797	62,183
Restaurant Brands International, Inc.	1,496,814	97,928
Royal Caribbean Cruises Ltd.	318,792	34,694
Shake Shack, Inc. Class A (a)	446,485	36,737
Starbucks Corp.	1,272,900	107,636
Vail Resorts, Inc.	115,915	26,935
Wynn Resorts Ltd.	659,483	80,022
		626,317
Household Durables - 0.3%
D.R. Horton, Inc.	450,370	23,586
Roku, Inc. Class A (a)	408,329	60,106
		83,692
Internet & Direct Marketing Retail - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,219,482	215,446
Amazon.com, Inc. (a)	1,071,357	1,903,437
JD.com, Inc. sponsored ADR (a)	1,291,604	40,233
MercadoLibre, Inc. (a)	125,687	65,548
Ocado Group PLC (a)	561,714	9,670
Pinduoduo, Inc. ADR (a)(b)	3,293,014	134,618
The Booking Holdings, Inc. (a)	120,766	247,422
The Honest Co., Inc. (a)(d)(e)	150,143	2,203
The RealReal, Inc. (b)	3,571,247	82,532
Wayfair LLC Class A (a)	605,781	49,813
		2,750,922
Leisure Products - 0.1%
Peloton Interactive, Inc.	1,341,716	28,824
Multiline Retail - 1.4%
Dollar General Corp.	185,138	29,685
Dollar Tree, Inc. (a)	2,317,934	255,900
Dollarama, Inc.	508,001	17,090
Ollie's Bargain Outlet Holdings, Inc. (a)	347,594	22,204
Target Corp.	395,176	42,248
		367,127
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	1,614,927	24,838
Best Buy Co., Inc.	37,700	2,708
Burlington Stores, Inc. (a)	395,215	75,948
Carvana Co. Class A (a)(b)	1,021,254	82,803
Five Below, Inc. (a)	386,803	48,393
Floor & Decor Holdings, Inc. Class A (a)	1,197,281	54,871
Lowe's Companies, Inc.	2,786,653	311,018
RH (a)(b)	612,702	111,328
The Children's Place Retail Stores, Inc.	95,859	7,852
The Home Depot, Inc.	1,283,039	300,975
TJX Companies, Inc.	656,076	37,823
Urban Outfitters, Inc. (a)	217,867	6,253
		1,064,810
Textiles, Apparel & Luxury Goods - 3.2%
adidas AG	301,809	93,190
Allbirds, Inc. (a)(d)(e)	36,216	1,795
Burberry Group PLC	202,141	5,352
Capri Holdings Ltd. (a)	381,833	11,864
Crocs, Inc. (a)	1,137,241	39,792
Deckers Outdoor Corp. (a)	112,542	17,208
lululemon athletica, Inc. (a)	1,405,518	287,105
LVMH Moet Hennessy Louis Vuitton SE	96,037	41,013
Moncler SpA	862,163	33,213
NIKE, Inc. Class B	2,788,058	249,671
PVH Corp.	687,331	59,908
Tory Burch LLC (a)(c)(d)(e)	293,611	17,808
		857,919

TOTAL CONSUMER DISCRETIONARY		6,263,221

CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Budweiser Brewing Co. APAC Ltd. (a)(f)	3,389,400	12,306
Fever-Tree Drinks PLC	1,123,860	27,078
Monster Beverage Corp. (a)	638,043	35,813
		75,197
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	2,621,215	69,986
Costco Wholesale Corp.	485,638	144,288
Grocery Outlet Holding Corp.	503,627	16,066
Walmart, Inc.	295,854	34,692
		265,032
Food Products - 0.1%
Campbell Soup Co. (b)	230,202	10,661
JBS SA	525,100	3,704
Nestle SA (Reg. S)	101,954	10,907
Tyson Foods, Inc. Class A	226,482	18,750
		44,022
Household Products - 0.0%
Energizer Holdings, Inc.	346,604	14,727
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	266,983	49,731
Herbalife Nutrition Ltd. (a)	60,300	2,694
		52,425
Tobacco - 0.8%
Altria Group, Inc.	4,609,918	206,478
JUUL Labs, Inc.:
Class A (a)(d)(e)	21,148	2,917
Class B (a)(d)(e)	6,625	914
		210,309

TOTAL CONSUMER STAPLES		661,712

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Hess Corp.	330,029	21,699
Reliance Industries Ltd.	5,727,438	117,965
		139,664
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp.	2,200,390	68,806
Citigroup, Inc.	333,500	23,965
IndusInd Bank Ltd.	184,465	3,410
Kotak Mahindra Bank Ltd.	900,886	19,967
Wells Fargo & Co.	161,446	8,335
		124,483
Capital Markets - 0.2%
HDFC Asset Management Co. Ltd. (f)	1,726	73
London Stock Exchange Group PLC	163,742	14,756
Moody's Corp.	76,806	16,950
MSCI, Inc.	144,987	34,008
		65,787
Consumer Finance - 0.0%
Oportun Finance Corp.	322,920	4,685
Insurance - 0.2%
eHealth, Inc. (a)	679,778	46,932
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	697,722	20,925
LendingTree, Inc. (a)(b)	114,862	41,333
		62,258

TOTAL FINANCIALS		304,145

HEALTH CARE - 11.1%
Biotechnology - 3.9%
AbbVie, Inc.	1,550,658	123,355
ACADIA Pharmaceuticals, Inc. (a)	250,911	10,641
Acceleron Pharma, Inc. (a)	361,138	16,204
Agios Pharmaceuticals, Inc. (a)	288,335	8,673
Aimmune Therapeutics, Inc. (a)(b)	640,637	17,823
Alexion Pharmaceuticals, Inc. (a)	1,492,062	157,263
Allakos, Inc. (a)	150,229	10,306
Alnylam Pharmaceuticals, Inc. (a)	795,750	69,023
AnaptysBio, Inc. (a)	174,445	6,580
Argenx SE ADR (a)	44,916	5,500
Ascendis Pharma A/S sponsored ADR (a)	394,759	43,652
Axcella Health, Inc.	296,218	1,551
BeiGene Ltd. (a)	578,000	6,141
BeiGene Ltd. ADR (a)	134,426	18,596
BioNTech SE ADR (a)	262,282	4,412
bluebird bio, Inc. (a)	308,787	25,012
Blueprint Medicines Corp. (a)	119,601	8,233
Bridgebio Pharma, Inc.	157,585	3,563
Cibus Corp. Series C (a)(c)(d)(e)	4,762,240	7,239
Coherus BioSciences, Inc. (a)	562,153	9,765
Crinetics Pharmaceuticals, Inc. (a)	320,794	5,649
CytomX Therapeutics, Inc. (a)(f)	378,621	2,321
FibroGen, Inc. (a)	429,312	16,808
Global Blood Therapeutics, Inc. (a)	627,413	30,084
Intercept Pharmaceuticals, Inc. (a)	316,874	23,062
Ionis Pharmaceuticals, Inc. (a)	152,754	8,511
Morphic Holding, Inc.	182,958	2,561
Natera, Inc. (a)	795,055	30,626
Neurocrine Biosciences, Inc. (a)	528,157	52,546
Principia Biopharma, Inc. (a)	188,260	6,647
Sage Therapeutics, Inc. (a)	464,190	62,967
Sarepta Therapeutics, Inc. (a)	496,306	41,223
Scholar Rock Holding Corp. (a)	160,836	1,488
Seattle Genetics, Inc. (a)	32,300	3,469
The Medicines Company (a)	550,427	28,892
Turning Point Therapeutics, Inc.	539,516	20,696
Vertex Pharmaceuticals, Inc. (a)	645,890	126,259
Xencor, Inc. (a)	403,305	13,797
Zai Lab Ltd. ADR (a)	489,987	16,557
		1,047,695
Health Care Equipment & Supplies - 3.2%
Axonics Modulation Technologies, Inc. (a)(b)	297,689	7,359
Becton, Dickinson & Co.	118,318	30,289
Boston Scientific Corp. (a)	7,494,577	312,524
Danaher Corp.	428,780	59,094
DexCom, Inc. (a)	360,813	55,652
Edwards Lifesciences Corp. (a)	70,600	16,830
InMode Ltd. (a)(b)	120,516	3,707
Insulet Corp. (a)	310,191	45,077
Intuitive Surgical, Inc. (a)	497,569	275,131
Novocure Ltd. (a)	222,163	15,916
Shockwave Medical, Inc. (a)	665,390	22,637
Tandem Diabetes Care, Inc. (a)	417,398	25,703
TransMedics Group, Inc.	347,581	6,236
		876,155
Health Care Providers & Services - 1.8%
Guardant Health, Inc. (b)	294,827	20,490
Humana, Inc.	192,739	56,704
Notre Dame Intermedica Participacoes SA	989,000	14,796
UnitedHealth Group, Inc.	1,553,133	392,477
		484,467
Health Care Technology - 0.0%
Livongo Health, Inc. (b)	60,494	1,306
Phreesia, Inc.	256,044	7,587
		8,893
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	190,264	11,035
Adaptive Biotechnologies Corp. (b)	104,856	2,733
IQVIA Holdings, Inc. (a)	123,172	17,789
Thermo Fisher Scientific, Inc.	434,931	131,340
		162,897
Pharmaceuticals - 1.6%
Akcea Therapeutics, Inc. (a)	170,948	3,133
AstraZeneca PLC sponsored ADR	2,506,569	122,897
Bristol-Myers Squibb Co.	1,993,595	114,373
Chiasma, Inc. warrants 12/16/24 (a)	55,391	86
Hansoh Pharmaceutical Group Co. Ltd. (f)	3,122,000	9,485
Horizon Pharma PLC (a)	183,356	5,301
Merck & Co., Inc.	128,623	11,146
MyoKardia, Inc. (a)	95,612	5,481
Nektar Therapeutics (a)	864,157	14,799
OptiNose, Inc. (a)(b)	723,386	5,657
Roche Holding AG (participation certificate)	57,885	17,421
Zoetis, Inc. Class A	993,111	127,039
Zogenix, Inc. (a)	170,453	7,611
		444,429

TOTAL HEALTH CARE		3,024,536

INDUSTRIALS - 5.5%
Aerospace & Defense - 1.5%
Elbit Systems Ltd.	48,500	7,950
General Dynamics Corp.	92,272	16,314
Lockheed Martin Corp.	495,954	186,816
Northrop Grumman Corp.	167,967	59,205
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	242,545	51,905
Class C (a)(d)(e)	2,783	596
The Boeing Co.	266,104	90,451
United Technologies Corp.	38,500	5,528
		418,765
Airlines - 0.3%
Spirit Airlines, Inc. (a)	1,886,174	70,845
Commercial Services & Supplies - 0.1%
HomeServe PLC	1,467,078	22,025
Industrial Conglomerates - 1.4%
General Electric Co.	32,290,597	322,260
Honeywell International, Inc.	394,961	68,222
		390,482
Machinery - 0.1%
Fanuc Corp.	27,600	5,444
Fortive Corp.	151,000	10,419
Rational AG	14,536	11,065
		26,928
Professional Services - 0.1%
Equifax, Inc.	152,520	20,851
Road & Rail - 2.0%
Knight-Swift Transportation Holdings, Inc. Class A	1,682,442	61,342
Lyft, Inc. (b)	7,692,288	318,768
Uber Technologies, Inc.	5,209,654	162,463
		542,573

TOTAL INDUSTRIALS		1,492,469

INFORMATION TECHNOLOGY - 36.3%
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	80,632	12,008
Flextronics International Ltd. (a)	926,300	10,884
		22,892
IT Services - 7.1%
Akamai Technologies, Inc. (a)	695,753	60,183
Black Knight, Inc. (a)	432,934	27,794
Endava PLC ADR (a)	283,845	12,208
Fidelity National Information Services, Inc.	199,483	26,284
Fiserv, Inc. (a)	103,753	11,012
GDS Holdings Ltd. ADR (a)(b)	164,563	6,859
MasterCard, Inc. Class A	1,896,766	525,044
MongoDB, Inc. Class A (a)	161,581	20,645
Okta, Inc. (a)	663,069	72,321
PagSeguro Digital Ltd. (a)	948,981	35,188
PayPal Holdings, Inc. (a)	2,543,737	264,803
Riskified Ltd. warrants (a)(d)(e)	3,105	0
Shopify, Inc. Class A (a)	276,052	86,561
Twilio, Inc. Class A (a)(b)	513,862	49,619
Visa, Inc. Class A	3,949,707	706,445
Wix.com Ltd. (a)	256,735	31,340
		1,936,306
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	3,502,336	118,834
Applied Materials, Inc.	496,402	26,935
ASML Holding NV	105,632	27,672
Inphi Corp. (a)	573,626	41,232
Lam Research Corp.	659,053	178,630
Marvell Technology Group Ltd.	26,148,815	637,770
Microchip Technology, Inc.	170,582	16,084
Micron Technology, Inc. (a)	4,713,303	224,118
Monolithic Power Systems, Inc.	198,215	29,716
NVIDIA Corp.	3,002,989	603,661
NXP Semiconductors NV	3,076,044	349,685
Qorvo, Inc. (a)	150,535	12,172
Qualcomm, Inc.	4,947,076	397,943
SolarEdge Technologies, Inc. (a)	152,300	12,939
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379,869	19,613
Universal Display Corp.	103,937	20,806
		2,717,810
Software - 11.9%
Adobe, Inc. (a)	1,096,904	304,863
Atlassian Corp. PLC (a)	109,879	13,272
Atom Tickets LLC (a)(c)(d)(e)	1,204,239	1,782
Cloudflare, Inc.	1,160,525	17,589
Coupa Software, Inc. (a)	198,464	27,287
Elastic NV	617,211	44,445
HubSpot, Inc. (a)	222,291	34,477
Intuit, Inc.	210,729	54,263
Lightspeed POS, Inc. (a)	820,286	21,399
LivePerson, Inc. (a)	483,562	19,850
Microsoft Corp.	10,818,885	1,551,104
Paycom Software, Inc. (a)	264,294	55,906
RingCentral, Inc. (a)	398,134	64,307
Salesforce.com, Inc. (a)	4,876,737	763,161
ServiceNow, Inc. (a)	347,225	85,855
Synopsys, Inc. (a)	83,897	11,389
Tanium, Inc. Class B (a)(d)(e)	554,900	4,678
The Trade Desk, Inc. (a)(b)	323,700	64,999
Workday, Inc. Class A (a)	670,248	108,687
Zendesk, Inc. (a)	41,200	2,911
		3,252,224
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	7,597,327	1,889,911
Western Digital Corp.	1,286,449	66,445
		1,956,356

TOTAL INFORMATION TECHNOLOGY		9,885,588

MATERIALS - 0.1%
Chemicals - 0.1%
Livent Corp.	378,900	2,599
The Chemours Co. LLC	1,164,913	19,116
		21,715
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	4,367,660	28,739
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	9,944,659	351
Redfin Corp. (a)(b)	621,119	10,801
		11,152

TOTAL REAL ESTATE		39,891

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	63,016	15,019
ORSTED A/S (f)	34,428	3,020
		18,039
TOTAL COMMON STOCKS
(Cost $14,387,520)		26,465,912

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 2.7%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	100,182	14,278
Neutron Holdings, Inc.:
Series C (a)(d)(e)	50,654,200	12,284
Series D (d)(e)	85,315,542	20,689
Topgolf International, Inc. Series F (a)(d)(e)	415,730	6,452
		53,703
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series B (a)(d)(e)	524,232	16,104
The Honest Co., Inc.:
Series C (a)(d)(e)	350,333	13,540
Series D (a)(d)(e)	77,448	3,544
Series E (a)(d)(e)	551,397	10,807
		43,995
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	14,293	708
Series B (d)(e)	2,512	124
Series C (d)(e)	23,999	1,189
		2,021
TOTAL CONSUMER DISCRETIONARY		99,719
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.3%
Roofoods Ltd. Series F (a)(d)(e)	41,941	17,527
Sweetgreen, Inc.:
Series C (d)(e)	15,004	257
Series D (d)(e)	241,354	4,127
Series H (d)(e)	3,242,523	55,447
Series I (d)(e)	568,842	9,727
		87,085
Food Products - 0.1%
Agbiome LLC Series C (a)(d)(e)	1,091,300	5,871
Tobacco - 1.3%
JUUL Labs, Inc.:
Series C (a)(d)(e)	2,570,575	354,611
Series D (a)(d)(e)	13,822	1,907
Series E (a)(d)(e)	14,959	2,064
		358,582
TOTAL CONSUMER STAPLES		451,538
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(d)(e)	800,982	9,860
Generation Bio Series B (a)(d)(e)	460,500	4,186
Immunocore Ltd. Series A (a)(d)(e)	11,275	1,422
Nuvation Bio, Inc. Series A (d)(e)(g)	8,221,300	6,342
		21,810
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	2,728,716	14,489
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (d)(e)	3,301	1,389
TOTAL HEALTH CARE		37,688
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	97,277	20,817
Series H (a)(d)(e)	25,767	5,514
		26,331
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	692,196	2,236
TOTAL INDUSTRIALS		28,567
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(d)(e)	133,922	18,022
Starry, Inc.:
Series C (a)(d)(e)	5,833,836	8,342
Series D (d)(e)	4,312,627	6,167
		32,531
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	646,522	624
Riskified Ltd. Series E (d)(e)	14,800	3,520
		4,144
Software - 0.3%
Bird Rides, Inc.:
Series C (d)(e)	2,114,013	27,308
Series D (d)(e)	265,200	3,426
Compass, Inc. Series E (a)(d)(e)	53,263	8,416
Dataminr, Inc. Series D (a)(d)(e)	277,250	4,239
Delphix Corp. Series D (a)(d)(e)	675,445	5,228
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(d)(e)	1,056,193	18,029
Taboola.Com Ltd. Series E (a)(d)(e)	634,902	13,822
UiPath, Inc.:
Series A1 (d)(e)	128,283	5,048
Series B1 (d)(e)	6,390	251
Series B2 (d)(e)	31,827	1,252
		87,019
TOTAL INFORMATION TECHNOLOGY		123,694
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (d)(e)	606,719	6,368

TOTAL CONVERTIBLE PREFERRED STOCKS		747,574

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	7,680	381
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (d)(e)	29,758	12,519

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,900

TOTAL PREFERRED STOCKS
(Cost $342,985)		760,474

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.83% (h)	5,707,358	5,708
Fidelity Securities Lending Cash Central Fund 1.84% (h)(i)	790,421,460	790,501
TOTAL MONEY MARKET FUNDS
(Cost $796,209)		796,209
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $15,526,714)		28,022,595
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(773,549)
NET ASSETS - 100%		$27,249,046

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $904,661,000 or 3.3% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,205,000 or 0.1% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
Agbiome LLC Series C	6/29/18	$6,912
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc.	10/9/18	$421
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$1,166
Atom Tickets LLC	8/15/17	$7,063
Bird Rides, Inc. Series C	12/21/18	$24,830
Bird Rides, Inc. Series D	9/30/19	$3,426
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cibus Corp. Series C	2/16/18 - 5/10/19	$8,542
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Generation Bio Series B	2/21/18	$4,212
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$-
JUUL Labs, Inc. Class A	12/20/17	$453
JUUL Labs, Inc. Class B	11/21/17	$-
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$-
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$-
JUUL Labs, Inc. Series E	12/20/17	$321
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$13,938
Mulberry Health, Inc. Series A-8	1/20/16	$18,432
Neutron Holdings, Inc. Series C	7/3/18	$9,262
Neutron Holdings, Inc. Series D	1/25/19	$20,689
Nuvation Bio, Inc. Series A	6/17/19	$6,342
Reddit, Inc. Series B	7/26/17	$7,442
Riskified Ltd. warrants	10/28/19	$-
Riskified Ltd. Series E	10/28/19	$3,520
Roofoods Ltd. Series F	9/12/17	$14,829
Sonder Canada, Inc. Series D	5/21/19	$6,368
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19	$6,167
Sweetgreen, Inc. Series C	9/13/19	$257
Sweetgreen, Inc. Series D	9/13/19	$4,127
Sweetgreen, Inc. Series H	11/9/18	$42,282
Sweetgreen, Inc. Series I	9/13/19	$9,727
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,912
UiPath, Inc. Series A1	6/14/19	$5,048
UiPath, Inc. Series B1	6/14/19	$251
UiPath, Inc. Series B2	6/14/19	$1,252
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$18,776
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$29
Fidelity Securities Lending Cash Central Fund	3,061
Total	$3,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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